Details of treasury and other financial risks - Range of payment due dates (Detail)	Dec. 31, 2024
Bottom of range
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities that are part of the arrangements	30 days
Comparable trade payables that are not part of the arrangements	0 days
Top of range
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities that are part of the arrangements	135 days
Comparable trade payables that are not part of the arrangements	135 days